Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	WisdomTree Trust
Entity Central Index Key	0001350487
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000141114
Shareholder Report [Line Items]
Fund Name	WisdomTree Europe Quality Dividend Growth Fund
Trading Symbol	EUDG
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Europe Quality Dividend Growth Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Europe Quality Dividend Growth Fund	$64	0.63%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 1.68% at net asset value (NAV) for the fiscal year ended March 31, 2025, underperforming the Fund's primary comparative benchmark, the MSCI Europe Index, which returned 6.87% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Health Care and Energy, primarily due to strong stock selection effects in each.

  Communication Services also contributed positively to performance, driven by a mix of strong allocation and stock selection effects.

  However, the Fund’s poor performance during the period is most attributable to its large underweight to Financials. As an indirect byproduct of its quality dividend growth methodology, the Fund is routinely heavily underweight Financials versus the MSCI Europe Index. When Financials perform strongly, Fund performance usually struggles. During the fiscal year, Financials were the best-performing sector in the benchmark.

  The Fund’s large underweight to Financials produced deeply negative allocation and selection effects, which explains the majority of the underperformance during the period.

  Consumer Discretionary and Industrials were also headwinds due to negative allocation effects in the former and poor stock selection in the latter.

  Denmark was a modest contributor to performance, primarily due to positive allocation effects.

  France detracted significantly from performance due to poor stock selection effects.

  Italy and the United Kingdom were also headwinds, each driven by negative stock selection effects.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
	WisdomTree Europe Quality Dividend Growth Fund $17,699	MSCI Europe Index $17,362	WisdomTree Europe Quality Dividend Growth Index $18,503
3/31/15	$10,000	$10,000	$10,000
4/30/15	$10,436	$10,434	$10,433
5/31/15	$10,315	$10,354	$10,321
6/30/15	$9,959	$10,036	$9,980
7/31/15	$10,281	$10,349	$10,319
8/31/15	$9,596	$9,612	$9,640
9/30/15	$9,321	$9,163	$9,363
10/31/15	$10,064	$9,820	$10,111
11/30/15	$10,012	$9,640	$10,061
12/31/15	$9,867	$9,391	$9,921
1/31/16	$9,333	$8,772	$9,386
2/29/16	$9,219	$8,615	$9,279
3/31/16	$9,817	$9,156	$9,885
4/30/16	$9,848	$9,380	$9,915
5/31/16	$9,870	$9,325	$9,941
6/30/16	$9,536	$8,910	$9,584
7/31/16	$9,942	$9,283	$10,007
8/31/16	$9,817	$9,310	$9,889
9/30/16	$9,933	$9,391	$10,009
10/31/16	$9,369	$9,086	$9,443
11/30/16	$9,109	$8,888	$9,185
12/31/16	$9,478	$9,354	$9,564
1/31/17	$9,788	$9,548	$9,874
2/28/17	$10,012	$9,662	$10,114
3/31/17	$10,429	$10,050	$10,531
4/30/17	$10,951	$10,405	$11,070
5/31/17	$11,554	$10,909	$11,669
6/30/17	$11,316	$10,790	$11,432
7/31/17	$11,553	$11,112	$11,681
8/31/17	$11,721	$11,119	$11,851
9/30/17	$12,039	$11,486	$12,172
10/31/17	$12,140	$11,540	$12,287
11/30/17	$12,140	$11,565	$12,295
12/31/17	$12,287	$11,740	$12,454
1/31/18	$12,807	$12,374	$12,992
2/28/18	$11,990	$11,647	$12,172
3/31/18	$11,997	$11,507	$12,181
4/30/18	$12,120	$11,825	$12,309
5/31/18	$12,011	$11,437	$12,201
6/30/18	$11,901	$11,360	$12,105
7/31/18	$12,314	$11,738	$12,526
8/31/18	$12,142	$11,410	$12,359
9/30/18	$11,988	$11,451	$12,208
10/31/18	$11,025	$10,577	$11,239
11/30/18	$10,895	$10,479	$11,121
12/31/18	$10,437	$9,995	$10,649
1/31/19	$11,177	$10,653	$11,420
2/28/19	$11,561	$11,011	$11,825
3/31/19	$11,803	$11,078	$12,059
4/30/19	$12,085	$11,474	$12,369
5/31/19	$11,525	$10,845	$11,789
6/30/19	$12,361	$11,574	$12,666
7/31/19	$12,086	$11,350	$12,382
8/31/19	$11,867	$11,064	$12,161
9/30/19	$12,031	$11,365	$12,331
10/31/19	$12,452	$11,730	$12,769
11/30/19	$12,773	$11,906	$13,109
12/31/19	$13,360	$12,371	$13,719
1/31/20	$13,105	$12,060	$13,458
2/29/20	$11,900	$10,941	$12,219
3/31/20	$10,686	$9,361	$10,951
4/30/20	$11,381	$9,916	$11,681
5/31/20	$12,086	$10,367	$12,414
6/30/20	$12,420	$10,789	$12,758
7/31/20	$12,984	$11,204	$13,344
8/31/20	$13,533	$11,665	$13,913
9/30/20	$13,456	$11,276	$13,843
10/31/20	$12,678	$10,640	$13,034
11/30/20	$14,277	$12,450	$14,710
12/31/20	$14,969	$13,036	$15,424
1/31/21	$14,817	$12,847	$15,280
2/28/21	$14,885	$13,162	$15,350
3/31/21	$15,434	$13,568	$15,914
4/30/21	$16,150	$14,185	$16,665
5/31/21	$16,847	$14,776	$17,354
6/30/21	$16,724	$14,575	$17,245
7/31/21	$17,188	$14,844	$17,732
8/31/21	$17,423	$15,069	$17,981
9/30/21	$16,248	$14,349	$16,794
10/31/21	$16,829	$14,995	$17,404
11/30/21	$16,223	$14,222	$16,811
12/31/21	$17,379	$15,161	$18,024
1/31/22	$16,336	$14,467	$16,949
2/28/22	$15,981	$14,059	$16,574
3/31/22	$16,054	$14,044	$16,645
4/30/22	$15,151	$13,236	$15,699
5/31/22	$15,079	$13,335	$15,621
6/30/22	$13,537	$12,009	$14,024
7/31/22	$14,350	$12,603	$14,873
8/31/22	$13,242	$11,818	$13,733
9/30/22	$12,203	$10,790	$12,649
10/31/22	$12,865	$11,564	$13,343
11/30/22	$14,189	$12,876	$14,743
12/31/22	$14,211	$12,878	$14,773
1/31/23	$15,256	$13,995	$15,865
2/28/23	$15,021	$13,908	$15,632
3/31/23	$15,791	$14,238	$16,431
4/30/23	$16,515	$14,829	$17,175
5/31/23	$15,471	$13,959	$16,088
6/30/23	$16,188	$14,628	$16,838
7/31/23	$16,518	$15,076	$17,186
8/31/23	$15,986	$14,478	$16,634
9/30/23	$15,242	$13,903	$15,863
10/31/23	$14,784	$13,384	$15,378
11/30/23	$16,126	$14,705	$16,798
12/31/23	$17,010	$15,439	$17,740
1/31/24	$17,010	$15,421	$17,752
2/29/24	$17,106	$15,661	$17,855
3/31/24	$17,406	$16,247	$18,166
4/30/24	$16,934	$15,939	$17,666
5/31/24	$17,738	$16,711	$18,512
6/30/24	$17,391	$16,335	$18,149
7/31/24	$17,739	$16,686	$18,524
8/31/24	$18,575	$17,344	$19,403
9/30/24	$18,565	$17,411	$19,397
10/31/24	$17,270	$16,385	$18,053
11/30/24	$16,846	$16,109	$17,614
12/31/24	$16,405	$15,715	$17,160
1/31/25	$17,514	$16,797	$18,339
2/28/25	$17,869	$17,414	$18,713
3/31/25	$17,699	$17,362	$18,503

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Fund NAV Returns	1.68%	10.62%	5.88%
MSCI Europe Index	6.87%	13.15%	5.67%
WisdomTree Europe Quality Dividend Growth Index	1.86%	11.06%	6.35%

AssetsNet	$ 64,624,582
Holdings Count | Holding	218
Advisory Fees Paid, Amount	$ 389,919
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$64,624,582 # of Portfolio Holdings218 Portfolio Turnover Rate35% Investment Advisory Fees Paid$389,919
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Industrials	20.7%
Health Care	18.7%
Consumer Staples	18.2%
Consumer Discretionary	15.2%
Information Technology	6.9%
Communication Services	6.4%
Materials	4.1%
Energy	4.0%
Financials	3.4%
Utilities	1.2%
Other Sectors	0.1%
Other Assets and Liabilities (Net)	1.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Roche Holding AG	6.0%
Nestle SA	5.2%
Novartis AG	4.9%
LVMH Moet Hennessy Louis Vuitton SE	4.7%
Deutsche Telekom AG	3.7%
BP PLC	3.5%
Unilever PLC	3.2%
AstraZeneca PLC	2.8%
L'Oreal SA	2.6%
Industria de Diseno Textil SA	2.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000033636
Shareholder Report [Line Items]
Fund Name	WisdomTree Europe SmallCap Dividend Fund
Trading Symbol	DFE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Europe SmallCap Dividend Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Europe SmallCap Dividend Fund	$69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 5.95% at net asset value (NAV) for the fiscal year ended March 31, 2025, outperforming the Fund's primary comparative benchmark, the MSCI Europe Small Cap Index, which returned 3.46% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its Health Care and Industrials exposures, primarily due to strong stock selection effects in each.

  Materials exposure detracted from performance due to poor stock selection, while Financials were also a headwind due to negative allocation effects resulting from underweighting an outperforming sector.

  The Fund benefited from its exposures to Norway, Netherlands, and France, primarily due to strong stock selection effects in each.

  Denmark also contributed positively to performance, driven by strong stock selection.

  Exposure to Italy detracted from performance due to poor stock selection effects.

  Spain was also a headwind due to negative stock selection.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
	WisdomTree Europe SmallCap Dividend Fund $16,066	MSCI Europe Index $17,362	MSCI Europe Small Cap Index $16,930	WisdomTree Europe SmallCap Dividend Index $16,603
3/31/15	$10,000	$10,000	$10,000	$10,000
4/30/15	$10,635	$10,434	$10,576	$10,637
5/31/15	$10,692	$10,354	$10,721	$10,694
6/30/15	$10,489	$10,036	$10,570	$10,512
7/31/15	$10,716	$10,349	$10,839	$10,759
8/31/15	$10,315	$9,612	$10,417	$10,361
9/30/15	$9,882	$9,163	$10,053	$9,917
10/31/15	$10,363	$9,820	$10,580	$10,414
11/30/15	$10,282	$9,640	$10,530	$10,320
12/31/15	$10,392	$9,391	$10,589	$10,439
1/31/16	$9,650	$8,772	$9,684	$9,697
2/29/16	$9,681	$8,615	$9,670	$9,743
3/31/16	$10,525	$9,156	$10,474	$10,600
4/30/16	$10,598	$9,380	$10,608	$10,677
5/31/16	$10,777	$9,325	$10,741	$10,848
6/30/16	$9,607	$8,910	$9,762	$9,691
7/31/16	$10,330	$9,283	$10,372	$10,415
8/31/16	$10,369	$9,310	$10,488	$10,466
9/30/16	$10,563	$9,391	$10,688	$10,672
10/31/16	$10,186	$9,086	$10,158	$10,296
11/30/16	$9,982	$8,888	$9,944	$10,092
12/31/16	$10,554	$9,354	$10,369	$10,675
1/31/17	$10,892	$9,548	$10,720	$11,020
2/28/17	$10,998	$9,662	$10,883	$11,136
3/31/17	$11,363	$10,050	$11,246	$11,503
4/30/17	$12,131	$10,405	$12,004	$12,296
5/31/17	$12,659	$10,909	$12,521	$12,827
6/30/17	$12,537	$10,790	$12,388	$12,727
7/31/17	$13,103	$11,112	$12,942	$13,311
8/31/17	$13,103	$11,119	$12,971	$13,310
9/30/17	$13,618	$11,486	$13,481	$13,823
10/31/17	$13,608	$11,540	$13,561	$13,813
11/30/17	$13,579	$11,565	$13,624	$13,774
12/31/17	$13,979	$11,740	$14,052	$14,186
1/31/18	$14,593	$12,374	$14,861	$14,814
2/28/18	$13,975	$11,647	$14,131	$14,192
3/31/18	$13,743	$11,507	$14,005	$13,955
4/30/18	$14,061	$11,825	$14,327	$14,273
5/31/18	$13,672	$11,437	$14,072	$13,863
6/30/18	$13,324	$11,360	$13,919	$13,543
7/31/18	$13,458	$11,738	$14,135	$13,693
8/31/18	$13,121	$11,410	$13,980	$13,353
9/30/18	$12,990	$11,451	$13,694	$13,229
10/31/18	$11,854	$10,577	$12,344	$12,067
11/30/18	$11,584	$10,479	$11,913	$11,792
12/31/18	$10,983	$9,995	$11,255	$11,170
1/31/19	$11,906	$10,653	$12,314	$12,094
2/28/19	$12,196	$11,011	$12,633	$12,396
3/31/19	$12,067	$11,078	$12,625	$12,270
4/30/19	$12,547	$11,474	$13,184	$12,759
5/31/19	$11,820	$10,845	$12,339	$12,017
6/30/19	$12,370	$11,574	$12,978	$12,584
7/31/19	$11,895	$11,350	$12,669	$12,101
8/31/19	$11,482	$11,064	$12,318	$11,664
9/30/19	$11,909	$11,365	$12,625	$12,105
10/31/19	$12,516	$11,730	$13,242	$12,743
11/30/19	$12,913	$11,906	$13,688	$13,154
12/31/19	$13,925	$12,371	$14,526	$14,203
1/31/20	$13,408	$12,060	$14,095	$13,678
2/29/20	$12,025	$10,941	$12,846	$12,259
3/31/20	$8,862	$9,361	$10,101	$9,056
4/30/20	$9,847	$9,916	$11,230	$10,074
5/31/20	$10,458	$10,367	$11,993	$10,693
6/30/20	$10,781	$10,789	$12,269	$11,018
7/31/20	$11,394	$11,204	$13,061	$11,655
8/31/20	$12,125	$11,665	$13,962	$12,408
9/30/20	$11,714	$11,276	$13,608	$11,996
10/31/20	$11,117	$10,640	$12,923	$11,389
11/30/20	$13,012	$12,450	$15,279	$13,380
12/31/20	$14,316	$13,036	$16,560	$14,732
1/31/21	$14,265	$12,847	$16,509	$14,686
2/28/21	$14,995	$13,162	$17,132	$15,441
3/31/21	$15,403	$13,568	$17,442	$15,877
4/30/21	$16,289	$14,185	$18,529	$16,797
5/31/21	$16,848	$14,776	$19,210	$17,447
6/30/21	$16,425	$14,575	$18,532	$16,933
7/31/21	$17,107	$14,844	$19,213	$17,644
8/31/21	$17,495	$15,069	$19,790	$18,060
9/30/21	$16,295	$14,349	$18,566	$16,823
10/31/21	$16,835	$14,995	$19,195	$17,393
11/30/21	$15,765	$14,222	$18,074	$16,331
12/31/21	$16,928	$15,161	$19,058	$17,523
1/31/22	$15,837	$14,467	$17,518	$16,398
2/28/22	$15,215	$14,059	$16,862	$15,757
3/31/22	$15,426	$14,044	$16,822	$15,970
4/30/22	$14,489	$13,236	$15,647	$14,995
5/31/22	$14,662	$13,335	$15,619	$15,149
6/30/22	$12,904	$12,009	$13,445	$13,325
7/31/22	$13,567	$12,603	$14,403	$14,019
8/31/22	$12,502	$11,818	$13,220	$12,916
9/30/22	$10,882	$10,790	$11,471	$11,234
10/31/22	$11,658	$11,564	$12,385	$12,042
11/30/22	$12,915	$12,876	$13,718	$13,354
12/31/22	$13,115	$12,878	$13,861	$13,550
1/31/23	$14,151	$13,995	$15,156	$14,623
2/28/23	$14,383	$13,908	$15,207	$14,869
3/31/23	$14,119	$14,238	$14,939	$14,565
4/30/23	$14,588	$14,829	$15,423	$15,042
5/31/23	$13,509	$13,959	$14,513	$13,913
6/30/23	$13,902	$14,628	$14,976	$14,324
7/31/23	$14,417	$15,076	$15,643	$14,861
8/31/23	$13,807	$14,478	$14,948	$14,224
9/30/23	$13,256	$13,903	$14,129	$13,646
10/31/23	$12,557	$13,384	$13,275	$12,926
11/30/23	$13,811	$14,705	$14,933	$14,246
12/31/23	$15,063	$15,439	$16,174	$15,564
1/31/24	$14,742	$15,421	$15,769	$15,230
2/29/24	$14,616	$15,661	$15,717	$15,103
3/31/24	$15,164	$16,247	$16,364	$15,665
4/30/24	$15,093	$15,939	$16,069	$15,599
5/31/24	$16,210	$16,711	$17,267	$16,754
6/30/24	$15,437	$16,335	$16,477	$15,944
7/31/24	$16,220	$16,686	$17,344	$16,771
8/31/24	$16,540	$17,344	$17,685	$17,116
9/30/24	$16,654	$17,411	$17,914	$17,220
10/31/24	$15,416	$16,385	$16,636	$15,953
11/30/24	$15,147	$16,109	$16,383	$15,688
12/31/24	$15,016	$15,715	$16,019	$15,551
1/31/25	$15,538	$16,797	$16,727	$16,103
2/28/25	$15,670	$17,414	$16,835	$16,230
3/31/25	$16,066	$17,362	$16,930	$16,603

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Fund NAV Returns	5.95%	12.63%	4.86%
MSCI Europe Index	6.87%	13.15%	5.67%
MSCI Europe Small Cap Index	3.46%	10.88%	5.41%
WisdomTree Europe SmallCap Dividend Index	5.99%	12.89%	5.20%

AssetsNet	$ 144,904,332
Holdings Count | Holding	385
Advisory Fees Paid, Amount	$ 964,810
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$144,904,332 # of Portfolio Holdings385 Portfolio Turnover Rate54% Investment Advisory Fees Paid$964,810
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Industrials	23.9%
Financials	16.5%
Consumer Discretionary	14.3%
Materials	8.6%
Real Estate	6.8%
Communication Services	6.4%
Information Technology	5.2%
Energy	5.2%
Consumer Staples	5.0%
Utilities	3.3%
Other Sectors	3.6%
Other Assets and Liabilities (Net)	1.2%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Plus500 Ltd.	1.6%
Coface SA	1.4%
BW LPG Ltd.	1.3%
TBC Bank Group PLC	1.2%
Pennon Group PLC	1.1%
Lion Finance Group PLC	1.1%
Valiant Holding AG	1.1%
Spar Nord Bank AS	1.0%
Anima Holding SpA	1.0%
Assura PLC	1.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000033627
Shareholder Report [Line Items]
Fund Name	WisdomTree International AI Enhanced Value Fund
Trading Symbol	AIVI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree International AI Enhanced Value Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International AI Enhanced Value Fund	$69	0.65%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 11.48% at net asset value (NAV) for the fiscal year ended March 31, 2025, underperforming the Fund's primary comparative benchmark, the MSCI EAFE Value Index, which returned 12.85% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited significantly from its exposures to Health Care, driven by strong allocation and stock selection effects.

  Consumer Discretionary and Information Technology also aided performance due to positive allocation effects resulting from underweights to underperforming sectors.

  Communication Services detracted from performance due to poor allocation and stock selection effects.

  Financials was also a modest headwind, primarily due to negative stock selection.

  The Fund benefited significantly from its exposures to Denmark and the United Kingdom, each driven by strong stock selection effects.

  France and Hong Kong also contributed positively to performance, supported by a mix of favorable allocation and selection effects.

  Germany, Japan and Singapore detracted from performance due to poor stock selection effects.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
	WisdomTree International AI Enhanced Value Fund $	MSCI EAFE Index $	MSCI EAFE Value Index $
3/31/15	10,000	10,000	10,000
4/30/15	10,491	10,408	10,442
5/31/15	10,306	10,355	10,341
6/30/15	9,899	10,062	10,022
7/31/15	10,082	10,271	10,196
8/31/15	9,399	9,515	9,429
9/30/15	8,943	9,032	8,842
10/31/15	9,520	9,738	9,493
11/30/15	9,252	9,586	9,257
12/31/15	9,065	9,457	9,079
1/31/16	8,671	8,773	8,340
2/29/16	8,522	8,613	8,179
3/31/16	9,117	9,173	8,718
4/30/16	9,392	9,439	9,062
5/31/16	9,150	9,353	8,918
6/30/16	9,091	9,039	8,475
7/31/16	9,388	9,497	8,921
8/31/16	9,318	9,504	9,065
9/30/16	9,452	9,620	9,153
10/31/16	9,167	9,424	9,174
11/30/16	8,843	9,236	9,118
12/31/16	9,251	9,552	9,535
1/31/17	9,437	9,829	9,770
2/28/17	9,550	9,969	9,837
3/31/17	9,806	10,244	10,112
4/30/17	9,826	10,505	10,324
5/31/17	10,339	10,890	10,563
6/30/17	10,211	10,871	10,595
7/31/17	10,507	11,184	10,949
8/31/17	10,553	11,180	10,881
9/30/17	10,786	11,458	11,216
10/31/17	10,875	11,632	11,303
11/30/17	10,984	11,754	11,405
12/31/17	11,103	11,943	11,579
1/31/18	11,639	12,542	12,205
2/28/18	11,080	11,976	11,625
3/31/18	11,052	11,760	11,345
4/30/18	11,411	12,029	11,694
5/31/18	10,991	11,758	11,187
6/30/18	10,949	11,615	11,045
7/31/18	11,309	11,901	11,363
8/31/18	10,962	11,671	10,949
9/30/18	11,095	11,772	11,176
10/31/18	10,466	10,835	10,434
11/30/18	10,437	10,821	10,376
12/31/18	10,064	10,296	9,868
1/31/19	10,700	10,973	10,529
2/28/19	10,838	11,252	10,704
3/31/19	11,010	11,323	10,649
4/30/19	11,075	11,642	10,897
5/31/19	10,575	11,083	10,267
6/30/19	11,176	11,740	10,814
7/31/19	11,032	11,591	10,570
8/31/19	10,771	11,291	10,136
9/30/19	11,076	11,614	10,625
10/31/19	11,471	12,032	11,009
11/30/19	11,490	12,167	11,052
12/31/19	11,845	12,563	11,456
1/31/20	11,543	12,300	11,042
2/29/20	10,362	11,188	9,997
3/31/20	8,834	9,695	8,226
4/30/20	9,428	10,321	8,666
5/31/20	9,668	10,771	8,929
6/30/20	9,997	11,138	9,248
7/31/20	10,112	11,397	9,266
8/31/20	10,533	11,983	9,808
9/30/20	10,255	11,672	9,358
10/31/20	9,752	11,206	8,981
11/30/20	11,181	12,943	10,682
12/31/20	11,707	13,545	11,155
1/31/21	11,794	13,400	11,068
2/28/21	11,990	13,701	11,595
3/31/21	12,356	14,016	11,985
4/30/21	12,580	14,438	12,214
5/31/21	12,923	14,908	12,637
6/30/21	12,730	14,741	12,346
7/31/21	12,789	14,852	12,316
8/31/21	12,748	15,114	12,455
9/30/21	12,393	14,675	12,227
10/31/21	12,447	15,036	12,422
11/30/21	12,082	14,336	11,674
12/31/21	12,805	15,070	12,370
1/31/22	12,751	14,342	12,499
2/28/22	12,413	14,088	12,329
3/31/22	12,393	14,179	12,411
4/30/22	11,932	13,262	11,783
5/31/22	12,170	13,361	12,073
6/30/22	11,083	12,121	10,871
7/31/22	11,383	12,725	11,098
8/31/22	10,840	12,121	10,723
9/30/22	9,715	10,987	9,762
10/31/22	10,186	11,578	10,391
11/30/22	11,418	12,882	11,533
12/31/22	11,520	12,892	11,679
1/31/23	12,404	13,936	12,581
2/28/23	12,353	13,645	12,404
3/31/23	12,492	13,984	12,372
4/30/23	13,029	14,378	12,771
5/31/23	12,319	13,770	12,083
6/30/23	12,812	14,397	12,763
7/31/23	13,292	14,862	13,343
8/31/23	12,805	14,293	12,947
9/30/23	12,551	13,805	12,837
10/31/23	12,069	13,245	12,273
11/30/23	12,996	14,475	13,245
12/31/23	13,611	15,244	13,892
1/31/24	13,564	15,331	13,883
2/29/24	13,446	15,612	13,908
3/31/24	13,857	16,125	14,515
4/30/24	13,547	15,712	14,366
5/31/24	14,033	16,321	14,933
6/30/24	13,641	16,058	14,517
7/31/24	14,438	16,529	15,197
8/31/24	14,933	17,066	15,586
9/30/24	15,263	17,224	15,808
10/31/24	14,423	16,287	15,065
11/30/24	14,293	16,195	14,949
12/31/24	13,897	15,826	14,682
1/31/25	14,552	16,658	15,431
2/28/25	14,925	16,981	16,007
3/31/25	15,448	16,913	16,380

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Fund NAV Returns	11.48%	11.83%	4.45%
MSCI EAFE Index	4.88%	11.77%	5.40%
MSCI EAFE Value Index	12.85%	14.77%	5.06%

AssetsNet	$ 50,372,643
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 393,192
InvestmentCompanyPortfolioTurnover	130.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$50,372,643 # of Portfolio Holdings122 Portfolio Turnover Rate130% Investment Advisory Fees Paid$393,192
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	32.4%
Industrials	16.4%
Consumer Staples	13.4%
Materials	6.6%
Health Care	6.1%
Consumer Discretionary	5.0%
Energy	5.0%
Utilities	5.0%
Real Estate	4.3%
Communication Services	2.6%
Other Sectors	1.0%
Other Assets and Liabilities (Net)	2.2%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Vinci SA	3.6%
TotalEnergies SE	3.3%
BASF SE	3.2%
Bridgestone Corp.	3.2%
British American Tobacco PLC	2.9%
Swedbank AB	2.9%
Hang Seng Bank Ltd.	2.9%
Aegon Ltd.	2.8%
National Australia Bank Ltd.	2.8%
Imperial Brands PLC	2.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000033626
Shareholder Report [Line Items]
Fund Name	WisdomTree International Equity Fund
Trading Symbol	DWM
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree International Equity Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International Equity Fund	$54	0.52%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 8.89% at net asset value (NAV) for the fiscal year ended March 31, 2025, underperforming the Fund's primary comparative benchmark, the MSCI EAFE Value Index, which returned 12.85% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from positions in Financials due to positive allocation and stock selection effects. The Fund’s dividend-weighted methodology usually results in overweights to Financials, which was valuable during a period when Financials outperformed.

  Health Care and Information Technology were also additive due to strong stock selection and positive allocation impacts.

  At the country level, underweights to Denmark and the Netherlands were additive during a period when both of their equity markets struggled. Both also exhibited positive stock selection effects to compound the benefit.

  German exposures detracted from performance due to both poor stock selection and allocation effects. The latter impact stemmed from a slight underweight to one of the best-performing regions in the developed market equity universe for the last few months.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
	WisdomTree International Equity Fund $16,049	MSCI EAFE Index $16,913	MSCI EAFE Value Index $16,380	WisdomTree International Equity Index $16,421
3/31/15	$10,000	$10,000	$10,000	$10,000
4/30/15	$10,447	$10,408	$10,442	$10,455
5/31/15	$10,308	$10,355	$10,341	$10,317
6/30/15	$10,001	$10,062	$10,022	$10,014
7/31/15	$10,164	$10,271	$10,196	$10,182
8/31/15	$9,425	$9,515	$9,429	$9,447
9/30/15	$8,982	$9,032	$8,842	$9,000
10/31/15	$9,651	$9,738	$9,493	$9,666
11/30/15	$9,488	$9,586	$9,257	$9,501
12/31/15	$9,352	$9,457	$9,079	$9,364
1/31/16	$8,748	$8,773	$8,340	$8,755
2/29/16	$8,597	$8,613	$8,179	$8,601
3/31/16	$9,185	$9,173	$8,718	$9,198
4/30/16	$9,444	$9,439	$9,062	$9,461
5/31/16	$9,345	$9,353	$8,918	$9,362
6/30/16	$9,052	$9,039	$8,475	$9,051
7/31/16	$9,476	$9,497	$8,921	$9,477
8/31/16	$9,502	$9,504	$9,065	$9,512
9/30/16	$9,607	$9,620	$9,153	$9,624
10/31/16	$9,441	$9,424	$9,174	$9,471
11/30/16	$9,267	$9,236	$9,118	$9,301
12/31/16	$9,621	$9,552	$9,535	$9,665
1/31/17	$9,865	$9,829	$9,770	$9,909
2/28/17	$9,976	$9,969	$9,837	$10,026
3/31/17	$10,265	$10,244	$10,112	$10,315
4/30/17	$10,503	$10,505	$10,324	$10,552
5/31/17	$10,894	$10,890	$10,563	$10,946
6/30/17	$10,848	$10,871	$10,595	$10,908
7/31/17	$11,195	$11,184	$10,949	$11,267
8/31/17	$11,191	$11,180	$10,881	$11,271
9/30/17	$11,479	$11,458	$11,216	$11,560
10/31/17	$11,604	$11,632	$11,303	$11,685
11/30/17	$11,709	$11,754	$11,405	$11,795
12/31/17	$11,878	$11,943	$11,579	$11,973
1/31/18	$12,442	$12,542	$12,205	$12,558
2/28/18	$11,831	$11,976	$11,625	$11,954
3/31/18	$11,646	$11,760	$11,345	$11,776
4/30/18	$11,990	$12,029	$11,694	$12,086
5/31/18	$11,631	$11,758	$11,187	$11,721
6/30/18	$11,496	$11,615	$11,045	$11,591
7/31/18	$11,810	$11,901	$11,363	$11,908
8/31/18	$11,518	$11,671	$10,949	$11,606
9/30/18	$11,660	$11,772	$11,176	$11,748
10/31/18	$10,807	$10,835	$10,434	$10,886
11/30/18	$10,788	$10,821	$10,376	$10,893
12/31/18	$10,269	$10,296	$9,868	$10,371
1/31/19	$10,930	$10,973	$10,529	$11,039
2/28/19	$11,175	$11,252	$10,704	$11,294
3/31/19	$11,208	$11,323	$10,649	$11,325
4/30/19	$11,454	$11,642	$10,897	$11,581
5/31/19	$10,909	$11,083	$10,267	$11,020
6/30/19	$11,514	$11,740	$10,814	$11,645
7/31/19	$11,293	$11,591	$10,570	$11,422
8/31/19	$10,908	$11,291	$10,136	$11,048
9/30/19	$11,287	$11,614	$10,625	$11,444
10/31/19	$11,677	$12,032	$11,009	$11,855
11/30/19	$11,782	$12,167	$11,052	$11,949
12/31/19	$12,228	$12,563	$11,456	$12,415
1/31/20	$11,867	$12,300	$11,042	$12,036
2/29/20	$10,744	$11,188	$9,997	$10,890
3/31/20	$9,108	$9,695	$8,226	$9,197
4/30/20	$9,656	$10,321	$8,666	$9,768
5/31/20	$9,971	$10,771	$8,929	$10,085
6/30/20	$10,260	$11,138	$9,248	$10,386
7/31/20	$10,425	$11,397	$9,266	$10,554
8/31/20	$10,944	$11,983	$9,808	$11,074
9/30/20	$10,622	$11,672	$9,358	$10,752
10/31/20	$10,178	$11,206	$8,981	$10,303
11/30/20	$11,473	$12,943	$10,682	$11,640
12/31/20	$11,991	$13,545	$11,155	$12,168
1/31/21	$11,911	$13,400	$11,068	$12,086
2/28/21	$12,078	$13,701	$11,595	$12,256
3/31/21	$12,461	$14,016	$11,985	$12,651
4/30/21	$12,766	$14,438	$12,214	$12,962
5/31/21	$13,233	$14,908	$12,637	$13,384
6/30/21	$13,027	$14,741	$12,346	$13,233
7/31/21	$13,147	$14,852	$12,316	$13,355
8/31/21	$13,269	$15,114	$12,455	$13,500
9/30/21	$12,837	$14,675	$12,227	$13,051
10/31/21	$13,041	$15,036	$12,422	$13,264
11/30/21	$12,508	$14,336	$11,674	$12,720
12/31/21	$13,242	$15,070	$12,370	$13,469
1/31/22	$12,983	$14,342	$12,499	$13,236
2/28/22	$12,834	$14,088	$12,329	$13,074
3/31/22	$13,037	$14,179	$12,411	$13,281
4/30/22	$12,359	$13,262	$11,783	$12,589
5/31/22	$12,484	$13,361	$12,073	$12,722
6/30/22	$11,332	$12,121	$10,871	$11,540
7/31/22	$11,709	$12,725	$11,098	$11,926
8/31/22	$11,251	$12,121	$10,723	$11,463
9/30/22	$10,257	$10,987	$9,762	$10,444
10/31/22	$10,734	$11,578	$10,391	$10,936
11/30/22	$11,937	$12,882	$11,533	$12,180
12/31/22	$12,036	$12,892	$11,679	$12,282
1/31/23	$12,899	$13,936	$12,581	$13,175
2/28/23	$12,656	$13,645	$12,404	$12,929
3/31/23	$12,833	$13,984	$12,372	$13,104
4/30/23	$13,186	$14,378	$12,771	$13,460
5/31/23	$12,482	$13,770	$12,083	$12,723
6/30/23	$13,102	$14,397	$12,763	$13,358
7/31/23	$13,599	$14,862	$13,343	$13,865
8/31/23	$13,139	$14,293	$12,947	$13,394
9/30/23	$12,883	$13,805	$12,837	$13,138
10/31/23	$12,393	$13,245	$12,273	$12,634
11/30/23	$13,381	$14,475	$13,245	$13,657
12/31/23	$14,030	$15,244	$13,892	$14,332
1/31/24	$14,032	$15,331	$13,883	$14,331
2/29/24	$14,219	$15,612	$13,908	$14,525
3/31/24	$14,738	$16,125	$14,515	$15,054
4/30/24	$14,467	$15,712	$14,366	$14,770
5/31/24	$15,023	$16,321	$14,933	$15,339
6/30/24	$14,672	$16,058	$14,517	$14,977
7/31/24	$15,238	$16,529	$15,197	$15,561
8/31/24	$15,714	$17,066	$15,586	$16,054
9/30/24	$15,863	$17,224	$15,808	$16,204
10/31/24	$15,086	$16,287	$15,065	$15,426
11/30/24	$14,956	$16,195	$14,949	$15,278
12/31/24	$14,669	$15,826	$14,682	$14,990
1/31/25	$15,356	$16,658	$15,431	$15,691
2/28/25	$15,741	$16,981	$16,007	$16,114
3/31/25	$16,049	$16,913	$16,380	$16,421

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Fund NAV Returns	8.89%	12.00%	4.84%
MSCI EAFE Index	4.88%	11.77%	5.40%
MSCI EAFE Value Index	12.85%	14.77%	5.06%
WisdomTree International Equity Index	9.08%	12.29%	5.08%

AssetsNet	$ 519,628,163
Holdings Count | Holding	1,323
Advisory Fees Paid, Amount	$ 2,584,837
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$519,628,163 # of Portfolio Holdings1,323 Portfolio Turnover Rate27% Investment Advisory Fees Paid$2,584,837
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	22.7%
Industrials	17.3%
Consumer Discretionary	9.8%
Consumer Staples	9.3%
Health Care	7.7%
Materials	6.6%
Utilities	6.5%
Communication Services	6.4%
Energy	5.6%
Information Technology	3.9%
Other Sectors	3.1%
Other Assets and Liabilities (Net)	1.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

HSBC Holdings PLC	2.5%
Novartis AG	1.6%
Toyota Motor Corp.	1.2%
Roche Holding AG	1.2%
Shell PLC	1.1%
Allianz SE	1.1%
Nestle SA	1.1%
Intesa Sanpaolo SpA	1.1%
TotalEnergies SE	1.1%
Deutsche Telekom AG	1.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000033633
Shareholder Report [Line Items]
Fund Name	WisdomTree International High Dividend Fund
Trading Symbol	DTH
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree International High Dividend Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International High Dividend Fund	$65	0.61%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 11.59% at net asset value (NAV) for the fiscal year ended March 31, 2025, underperforming the Fund's primary comparative benchmark, the MSCI EAFE Value Index, which returned 12.85% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Japan and Spain, driven by a mix of strong allocation and stock selection effects. Japan’s allocation effect stemmed from a large underweight to a region that trailed within the broader MSCI EAFE Value Index.

  United Kingdom also contributed positively to performance, primarily due to strong stock selection effects.

  Germany detracted from performance due to a mix of poor allocation and stock selection effects.

  Exposure to Australia also weighed on results, each due to a combination of negative allocation and stock selection effects.

  The Fund benefited from its exposures to Financials and Information Technology, driven by a mix of strong allocation and stock selection effects.

  Utilities also contributed positively to performance, primarily due to strong allocation effects resulting from overweighting an outperforming sector.

  Consumer Discretionary detracted from performance due to poor stock selection effects.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
	WisdomTree International High Dividend Fund $15,465	MSCI EAFE Index $16,913	MSCI EAFE Value Index $16,380	WisdomTree International High Dividend Index $15,880
3/31/15	$10,000	$10,000	$10,000	$10,000
4/30/15	$10,481	$10,408	$10,442	$10,482
5/31/15	$10,245	$10,355	$10,341	$10,251
6/30/15	$9,914	$10,062	$10,022	$9,919
7/31/15	$10,070	$10,271	$10,196	$10,077
8/31/15	$9,324	$9,515	$9,429	$9,330
9/30/15	$8,885	$9,032	$8,842	$8,888
10/31/15	$9,506	$9,738	$9,493	$9,515
11/30/15	$9,281	$9,586	$9,257	$9,289
12/31/15	$9,100	$9,457	$9,079	$9,114
1/31/16	$8,560	$8,773	$8,340	$8,571
2/29/16	$8,417	$8,613	$8,179	$8,426
3/31/16	$9,040	$9,173	$8,718	$9,056
4/30/16	$9,322	$9,439	$9,062	$9,335
5/31/16	$9,187	$9,353	$8,918	$9,201
6/30/16	$8,912	$9,039	$8,475	$8,923
7/31/16	$9,278	$9,497	$8,921	$9,292
8/31/16	$9,315	$9,504	$9,065	$9,336
9/30/16	$9,413	$9,620	$9,153	$9,448
10/31/16	$9,285	$9,424	$9,174	$9,321
11/30/16	$9,146	$9,236	$9,118	$9,188
12/31/16	$9,565	$9,552	$9,535	$9,615
1/31/17	$9,749	$9,829	$9,770	$9,802
2/28/17	$9,824	$9,969	$9,837	$9,883
3/31/17	$10,133	$10,244	$10,112	$10,190
4/30/17	$10,271	$10,505	$10,324	$10,335
5/31/17	$10,680	$10,890	$10,563	$10,732
6/30/17	$10,596	$10,871	$10,595	$10,652
7/31/17	$10,956	$11,184	$10,949	$11,016
8/31/17	$10,935	$11,180	$10,881	$11,001
9/30/17	$11,221	$11,458	$11,216	$11,284
10/31/17	$11,252	$11,632	$11,303	$11,319
11/30/17	$11,321	$11,754	$11,405	$11,396
12/31/17	$11,510	$11,943	$11,579	$11,589
1/31/18	$12,059	$12,542	$12,205	$12,144
2/28/18	$11,429	$11,976	$11,625	$11,510
3/31/18	$11,255	$11,760	$11,345	$11,336
4/30/18	$11,591	$12,029	$11,694	$11,669
5/31/18	$11,146	$11,758	$11,187	$11,214
6/30/18	$11,060	$11,615	$11,045	$11,138
7/31/18	$11,416	$11,901	$11,363	$11,501
8/31/18	$11,081	$11,671	$10,949	$11,162
9/30/18	$11,241	$11,772	$11,176	$11,323
10/31/18	$10,531	$10,835	$10,434	$10,608
11/30/18	$10,537	$10,821	$10,376	$10,624
12/31/18	$10,062	$10,296	$9,868	$10,148
1/31/19	$10,703	$10,973	$10,529	$10,799
2/28/19	$10,927	$11,252	$10,704	$11,029
3/31/19	$10,975	$11,323	$10,649	$11,065
4/30/19	$11,144	$11,642	$10,897	$11,239
5/31/19	$10,619	$11,083	$10,267	$10,701
6/30/19	$11,222	$11,740	$10,814	$11,319
7/31/19	$10,922	$11,591	$10,570	$11,023
8/31/19	$10,489	$11,291	$10,136	$10,587
9/30/19	$10,951	$11,614	$10,625	$11,059
10/31/19	$11,343	$12,032	$11,009	$11,456
11/30/19	$11,390	$12,167	$11,052	$11,501
12/31/19	$11,848	$12,563	$11,456	$11,970
1/31/20	$11,410	$12,300	$11,042	$11,531
2/29/20	$10,269	$11,188	$9,997	$10,376
3/31/20	$8,404	$9,695	$8,226	$8,478
4/30/20	$8,950	$10,321	$8,666	$9,030
5/31/20	$9,175	$10,771	$8,929	$9,263
6/30/20	$9,478	$11,138	$9,248	$9,572
7/31/20	$9,579	$11,397	$9,266	$9,680
8/31/20	$10,025	$11,983	$9,808	$10,136
9/30/20	$9,623	$11,672	$9,358	$9,737
10/31/20	$9,188	$11,206	$8,981	$9,296
11/30/20	$10,568	$12,943	$10,682	$10,722
12/31/20	$11,013	$13,545	$11,155	$11,185
1/31/21	$10,974	$13,400	$11,068	$11,150
2/28/21	$11,310	$13,701	$11,595	$11,488
3/31/21	$11,663	$14,016	$11,985	$11,848
4/30/21	$11,880	$14,438	$12,214	$12,072
5/31/21	$12,254	$14,908	$12,637	$12,395
6/30/21	$11,930	$14,741	$12,346	$12,129
7/31/21	$11,976	$14,852	$12,316	$12,182
8/31/21	$12,018	$15,114	$12,455	$12,231
9/30/21	$11,677	$14,675	$12,227	$11,872
10/31/21	$11,784	$15,036	$12,422	$11,986
11/30/21	$11,297	$14,336	$11,674	$11,504
12/31/21	$11,962	$15,070	$12,370	$12,196
1/31/22	$12,160	$14,342	$12,499	$12,404
2/28/22	$12,135	$14,088	$12,329	$12,373
3/31/22	$12,434	$14,179	$12,411	$12,670
4/30/22	$11,880	$13,262	$11,783	$12,110
5/31/22	$12,154	$13,361	$12,073	$12,383
6/30/22	$10,986	$12,121	$10,871	$11,179
7/31/22	$11,117	$12,725	$11,098	$11,312
8/31/22	$10,758	$12,121	$10,723	$10,954
9/30/22	$9,836	$10,987	$9,762	$10,018
10/31/22	$10,258	$11,578	$10,391	$10,455
11/30/22	$11,534	$12,882	$11,533	$11,773
12/31/22	$11,709	$12,892	$11,679	$11,962
1/31/23	$12,589	$13,936	$12,581	$12,866
2/28/23	$12,396	$13,645	$12,404	$12,671
3/31/23	$12,435	$13,984	$12,372	$12,703
4/30/23	$12,736	$14,378	$12,771	$13,005
5/31/23	$11,909	$13,770	$12,083	$12,142
6/30/23	$12,518	$14,397	$12,763	$12,765
7/31/23	$13,109	$14,862	$13,343	$13,375
8/31/23	$12,613	$14,293	$12,947	$12,869
9/30/23	$12,505	$13,805	$12,837	$12,763
10/31/23	$11,997	$13,245	$12,273	$12,242
11/30/23	$12,863	$14,475	$13,245	$13,145
12/31/23	$13,487	$15,244	$13,892	$13,794
1/31/24	$13,282	$15,331	$13,883	$13,587
2/29/24	$13,338	$15,612	$13,908	$13,652
3/31/24	$13,859	$16,125	$14,515	$14,191
4/30/24	$13,695	$15,712	$14,366	$14,019
5/31/24	$14,247	$16,321	$14,933	$14,580
6/30/24	$13,767	$16,058	$14,517	$14,089
7/31/24	$14,312	$16,529	$15,197	$14,653
8/31/24	$14,764	$17,066	$15,586	$15,126
9/30/24	$14,960	$17,224	$15,808	$15,329
10/31/24	$14,200	$16,287	$15,065	$14,566
11/30/24	$14,012	$16,195	$14,949	$14,381
12/31/24	$13,761	$15,826	$14,682	$14,126
1/31/25	$14,364	$16,658	$15,431	$14,750
2/28/25	$14,876	$16,981	$16,007	$15,287
3/31/25	$15,465	$16,913	$16,380	$15,880

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Fund NAV Returns	11.59%	12.97%	4.46%
MSCI EAFE Index	4.88%	11.77%	5.40%
MSCI EAFE Value Index	12.85%	14.77%	5.06%
WisdomTree International High Dividend Index	11.91%	13.37%	4.73%

AssetsNet	$ 368,253,076
Holdings Count | Holding	589
Advisory Fees Paid, Amount	$ 1,903,339
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$368,253,076 # of Portfolio Holdings589 Portfolio Turnover Rate46% Investment Advisory Fees Paid$1,903,339
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	28.1%
Industrials	13.5%
Utilities	12.1%
Energy	10.5%
Materials	7.8%
Communication Services	7.2%
Consumer Staples	6.7%
Consumer Discretionary	5.7%
Real Estate	4.4%
Health Care	1.8%
Other Sectors	1.1%
Other Assets and Liabilities (Net)	1.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

HSBC Holdings PLC	4.5%
Shell PLC	2.2%
Intesa Sanpaolo SpA	2.0%
Allianz SE	2.0%
British American Tobacco PLC	2.0%
TotalEnergies SE	1.9%
Enel SpA	1.8%
Equinor ASA	1.7%
Engie SA	1.6%
Banco Bilbao Vizcaya Argentaria SA	1.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000033622
Shareholder Report [Line Items]
Fund Name	WisdomTree International LargeCap Dividend Fund
Trading Symbol	DOL
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree International LargeCap Dividend Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International LargeCap Dividend Fund	$53	0.51%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 9.47% at net asset value (NAV) for the fiscal year ended March 31, 2025, underperforming the Fund's primary comparative benchmark, the MSCI EAFE Value Index, which returned 12.85% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Financials and Health Care, driven by a mix of strong allocation and stock selection effects in the former and primarily stock selection effects in the latter.

  Information Technology also contributed positively to performance, supported by beneficial allocation effects.

  Consumer Discretionary and Industrials detracted from performance due to poor stock selection effects.

  The Fund benefited from its exposures to the United Kingdom and Denmark, driven by stock selection effects in the former and allocation effects in the latter.

  The Netherlands also contributed positively to performance, primarily due to a blend of strong stock selection and allocation effects.

  Germany detracted from performance due to poor stock selection effects.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
	WisdomTree International LargeCap Dividend Fund $16,216	MSCI EAFE Index $16,913	MSCI EAFE Value Index $16,380	WisdomTree International LargeCap Dividend Index $16,544
3/31/15	$10,000	$10,000	$10,000	$10,000
4/30/15	$10,444	$10,408	$10,442	$10,449
5/31/15	$10,261	$10,355	$10,341	$10,270
6/30/15	$9,937	$10,062	$10,022	$9,948
7/31/15	$10,135	$10,271	$10,196	$10,152
8/31/15	$9,357	$9,515	$9,429	$9,378
9/30/15	$8,884	$9,032	$8,842	$8,906
10/31/15	$9,550	$9,738	$9,493	$9,572
11/30/15	$9,363	$9,586	$9,257	$9,386
12/31/15	$9,179	$9,457	$9,079	$9,205
1/31/16	$8,615	$8,773	$8,340	$8,636
2/29/16	$8,414	$8,613	$8,179	$8,436
3/31/16	$8,951	$9,173	$8,718	$8,975
4/30/16	$9,238	$9,439	$9,062	$9,263
5/31/16	$9,130	$9,353	$8,918	$9,149
6/30/16	$8,909	$9,039	$8,475	$8,927
7/31/16	$9,266	$9,497	$8,921	$9,291
8/31/16	$9,299	$9,504	$9,065	$9,323
9/30/16	$9,390	$9,620	$9,153	$9,420
10/31/16	$9,240	$9,424	$9,174	$9,271
11/30/16	$9,062	$9,236	$9,118	$9,098
12/31/16	$9,436	$9,552	$9,535	$9,479
1/31/17	$9,631	$9,829	$9,770	$9,675
2/28/17	$9,708	$9,969	$9,837	$9,759
3/31/17	$10,007	$10,244	$10,112	$10,061
4/30/17	$10,190	$10,505	$10,324	$10,243
5/31/17	$10,593	$10,890	$10,563	$10,645
6/30/17	$10,520	$10,871	$10,595	$10,574
7/31/17	$10,845	$11,184	$10,949	$10,911
8/31/17	$10,842	$11,180	$10,881	$10,913
9/30/17	$11,145	$11,458	$11,216	$11,215
10/31/17	$11,240	$11,632	$11,303	$11,310
11/30/17	$11,332	$11,754	$11,405	$11,405
12/31/17	$11,469	$11,943	$11,579	$11,542
1/31/18	$12,037	$12,542	$12,205	$12,120
2/28/18	$11,399	$11,976	$11,625	$11,480
3/31/18	$11,240	$11,760	$11,345	$11,326
4/30/18	$11,583	$12,029	$11,694	$11,661
5/31/18	$11,192	$11,758	$11,187	$11,256
6/30/18	$11,125	$11,615	$11,045	$11,198
7/31/18	$11,466	$11,901	$11,363	$11,548
8/31/18	$11,132	$11,671	$10,949	$11,216
9/30/18	$11,294	$11,772	$11,176	$11,382
10/31/18	$10,518	$10,835	$10,434	$10,599
11/30/18	$10,527	$10,821	$10,376	$10,613
12/31/18	$10,036	$10,296	$9,868	$10,118
1/31/19	$10,642	$10,973	$10,529	$10,736
2/28/19	$10,896	$11,252	$10,704	$10,998
3/31/19	$10,961	$11,323	$10,649	$11,063
4/30/19	$11,198	$11,642	$10,897	$11,302
5/31/19	$10,692	$11,083	$10,267	$10,782
6/30/19	$11,319	$11,740	$10,814	$11,421
7/31/19	$11,093	$11,591	$10,570	$11,198
8/31/19	$10,742	$11,291	$10,136	$10,847
9/30/19	$11,108	$11,614	$10,625	$11,222
10/31/19	$11,430	$12,032	$11,009	$11,552
11/30/19	$11,483	$12,167	$11,052	$11,605
12/31/19	$11,914	$12,563	$11,456	$12,047
1/31/20	$11,578	$12,300	$11,042	$11,711
2/29/20	$10,509	$11,188	$9,997	$10,628
3/31/20	$9,020	$9,695	$8,226	$9,108
4/30/20	$9,505	$10,321	$8,666	$9,600
5/31/20	$9,747	$10,771	$8,929	$9,847
6/30/20	$10,082	$11,138	$9,248	$10,189
7/31/20	$10,223	$11,397	$9,266	$10,334
8/31/20	$10,656	$11,983	$9,808	$10,778
9/30/20	$10,301	$11,672	$9,358	$10,419
10/31/20	$9,822	$11,206	$8,981	$9,934
11/30/20	$11,099	$12,943	$10,682	$11,242
12/31/20	$11,587	$13,545	$11,155	$11,741
1/31/21	$11,477	$13,400	$11,068	$11,633
2/28/21	$11,615	$13,701	$11,595	$11,780
3/31/21	$11,978	$14,016	$11,985	$12,151
4/30/21	$12,305	$14,438	$12,214	$12,483
5/31/21	$12,803	$14,908	$12,637	$12,935
6/30/21	$12,618	$14,741	$12,346	$12,803
7/31/21	$12,721	$14,852	$12,316	$12,912
8/31/21	$12,826	$15,114	$12,455	$13,024
9/30/21	$12,345	$14,675	$12,227	$12,537
10/31/21	$12,598	$15,036	$12,422	$12,799
11/30/21	$12,109	$14,336	$11,674	$12,317
12/31/21	$12,868	$15,070	$12,370	$13,090
1/31/22	$12,741	$14,342	$12,499	$12,965
2/28/22	$12,574	$14,088	$12,329	$12,787
3/31/22	$12,849	$14,179	$12,411	$13,066
4/30/22	$12,198	$13,262	$11,783	$12,402
5/31/22	$12,340	$13,361	$12,073	$12,543
6/30/22	$11,190	$12,121	$10,871	$11,371
7/31/22	$11,535	$12,725	$11,098	$11,726
8/31/22	$11,080	$12,121	$10,723	$11,263
9/30/22	$10,188	$10,987	$9,762	$10,357
10/31/22	$10,698	$11,578	$10,391	$10,881
11/30/22	$11,941	$12,882	$11,533	$12,157
12/31/22	$12,002	$12,892	$11,679	$12,223
1/31/23	$12,870	$13,936	$12,581	$13,112
2/28/23	$12,610	$13,645	$12,404	$12,852
3/31/23	$12,842	$13,984	$12,372	$13,081
4/30/23	$13,222	$14,378	$12,771	$13,460
5/31/23	$12,492	$13,770	$12,083	$12,700
6/30/23	$13,185	$14,397	$12,763	$13,411
7/31/23	$13,629	$14,862	$13,343	$13,864
8/31/23	$13,143	$14,293	$12,947	$13,367
9/30/23	$12,936	$13,805	$12,837	$13,155
10/31/23	$12,478	$13,245	$12,273	$12,685
11/30/23	$13,454	$14,475	$13,245	$13,686
12/31/23	$14,048	$15,244	$13,892	$14,304
1/31/24	$14,074	$15,331	$13,883	$14,330
2/29/24	$14,299	$15,612	$13,908	$14,561
3/31/24	$14,814	$16,125	$14,515	$15,082
4/30/24	$14,551	$15,712	$14,366	$14,804
5/31/24	$15,106	$16,321	$14,933	$15,371
6/30/24	$14,780	$16,058	$14,517	$15,042
7/31/24	$15,277	$16,529	$15,197	$15,551
8/31/24	$15,781	$17,066	$15,586	$16,074
9/30/24	$15,850	$17,224	$15,808	$16,147
10/31/24	$15,103	$16,287	$15,065	$15,392
11/30/24	$14,886	$16,195	$14,949	$15,177
12/31/24	$14,615	$15,826	$14,682	$14,905
1/31/25	$15,403	$16,658	$15,431	$15,717
2/28/25	$15,893	$16,981	$16,007	$16,228
3/31/25	$16,216	$16,913	$16,380	$16,544

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Fund NAV Returns	9.47%	12.45%	4.95%
MSCI EAFE Index	4.88%	11.77%	5.40%
MSCI EAFE Value Index	12.85%	14.77%	5.06%
WisdomTree International LargeCap Dividend Index	9.69%	12.68%	5.16%

AssetsNet	$ 533,557,285
Holdings Count | Holding	278
Advisory Fees Paid, Amount	$ 2,472,752
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$533,557,285 # of Portfolio Holdings278 Portfolio Turnover Rate23% Investment Advisory Fees Paid$2,472,752
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	27.8%
Industrials	14.0%
Consumer Staples	10.1%
Health Care	9.4%
Consumer Discretionary	8.5%
Utilities	6.9%
Communication Services	6.4%
Energy	6.2%
Materials	5.6%
Information Technology	3.2%
Other Sectors	0.9%
Other Assets and Liabilities (Net)	1.0%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

HSBC Holdings PLC	3.4%
Novartis AG	2.1%
Toyota Motor Corp.	1.7%
Roche Holding AG	1.7%
Intesa Sanpaolo SpA	1.6%
Allianz SE	1.6%
Nestle SA	1.6%
Shell PLC	1.6%
British American Tobacco PLC	1.4%
TotalEnergies SE	1.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000033623
Shareholder Report [Line Items]
Fund Name	WisdomTree International MidCap Dividend Fund
Trading Symbol	DIM
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree International MidCap Dividend Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International MidCap Dividend Fund	$65	0.62%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 8.74% at net asset value (NAV) for the fiscal year ended March 31, 2025, outperforming the Fund's primary comparative benchmark, the MSCI EAFE Mid Cap Index, which returned 5.49% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposure to Financials, primarily due to strong stock selection and allocation effects.

  Materials and Utilities also contributed positively to performance, each supported by favorable stock selection.

  Industrials and Health Care detracted from performance due to poor stock selection effects.

  The Fund benefited from its exposures to Italy and Japan, driven by a mix of strong allocation and stock selection effects in each country.

  The United Kingdom also contributed positively to performance, primarily due to strong stock selection.

  Germany detracted significantly from performance due to poor stock selection effects and negative allocation effects.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
	WisdomTree International MidCap Dividend Fund $	MSCI EAFE Index $	MSCI EAFE Mid Cap Index $	MSCI EAFE Mid Cap Value Index $	WisdomTree International MidCap Dividend Index $
3/31/15	10,000	10,000	10,000	10,000	10,000
4/30/15	10,476	10,408	10,395	10,429	10,465
5/31/15	10,423	10,355	10,423	10,411	10,422
6/30/15	10,163	10,062	10,167	10,099	10,169
7/31/15	10,246	10,271	10,373	10,294	10,251
8/31/15	9,593	9,515	9,751	9,652	9,601
9/30/15	9,228	9,032	9,357	9,269	9,221
10/31/15	9,937	9,738	10,044	9,945	9,934
11/30/15	9,810	9,586	9,971	9,709	9,805
12/31/15	9,765	9,457	9,888	9,535	9,755
1/31/16	9,062	8,773	9,185	8,866	9,056
2/29/16	9,043	8,613	9,120	8,774	9,040
3/31/16	9,788	9,173	9,814	9,478	9,786
4/30/16	9,979	9,439	10,046	9,794	9,972
5/31/16	9,882	9,353	9,939	9,531	9,877
6/30/16	9,322	9,039	9,497	8,967	9,330
7/31/16	9,883	9,497	10,078	9,527	9,894
8/31/16	9,934	9,504	10,041	9,636	9,946
9/30/16	10,038	9,620	10,210	9,835	10,058
10/31/16	9,842	9,424	9,898	9,689	9,862
11/30/16	9,677	9,236	9,689	9,589	9,696
12/31/16	9,981	9,552	9,956	9,958	10,007
1/31/17	10,331	9,829	10,334	10,233	10,362
2/28/17	10,527	9,969	10,496	10,408	10,564
3/31/17	10,800	10,244	10,729	10,624	10,837
4/30/17	11,178	10,505	11,093	10,972	11,221
5/31/17	11,566	10,890	11,515	11,284	11,609
6/30/17	11,581	10,871	11,508	11,320	11,625
7/31/17	11,964	11,184	11,874	11,715	12,014
8/31/17	11,964	11,180	11,942	11,759	12,024
9/30/17	12,175	11,458	12,210	11,955	12,245
10/31/17	12,383	11,632	12,461	12,163	12,466
11/30/17	12,547	11,754	12,578	12,246	12,630
12/31/17	12,785	11,943	12,847	12,536	12,876
1/31/18	13,360	12,542	13,459	13,111	13,470
2/28/18	12,840	11,976	12,904	12,578	12,956
3/31/18	12,598	11,760	12,668	12,321	12,735
4/30/18	12,905	12,029	12,913	12,727	13,016
5/31/18	12,629	11,758	12,784	12,411	12,743
6/30/18	12,326	11,615	12,554	12,065	12,451
7/31/18	12,567	11,901	12,785	12,309	12,706
8/31/18	12,345	11,671	12,695	12,136	12,488
9/30/18	12,443	11,772	12,681	12,284	12,581
10/31/18	11,423	10,835	11,485	11,374	11,563
11/30/18	11,376	10,821	11,361	11,420	11,524
12/31/18	10,858	10,296	10,766	10,821	10,992
1/31/19	11,659	10,973	11,583	11,740	11,807
2/28/19	11,871	11,252	11,844	11,908	12,028
3/31/19	11,844	11,323	11,879	11,843	11,999
4/30/19	12,108	11,642	12,234	12,094	12,266
5/31/19	11,454	11,083	11,571	11,327	11,596
6/30/19	12,067	11,740	12,232	11,901	12,230
7/31/19	11,832	11,591	12,100	11,652	11,996
8/31/19	11,410	11,291	11,834	11,272	11,571
9/30/19	11,828	11,614	12,164	11,861	11,997
10/31/19	12,402	12,032	12,702	12,461	12,583
11/30/19	12,547	12,167	12,942	12,489	12,751
12/31/19	13,011	12,563	13,339	12,901	13,223
1/31/20	12,572	12,300	13,040	12,394	12,772
2/29/20	11,338	11,188	11,832	11,186	11,519
3/31/20	9,306	9,695	9,940	8,926	9,476
4/30/20	10,004	10,321	10,806	9,574	10,203
5/31/20	10,475	10,771	11,475	9,887	10,684
6/30/20	10,686	11,138	11,744	10,104	10,906
7/31/20	10,904	11,397	12,057	10,164	11,137
8/31/20	11,580	11,983	12,883	10,991	11,833
9/30/20	11,275	11,672	12,656	10,648	11,525
10/31/20	10,892	11,206	12,248	10,265	11,143
11/30/20	12,406	12,943	14,048	12,131	12,719
12/31/20	12,968	13,545	14,749	12,729	13,300
1/31/21	12,984	13,400	14,680	12,751	13,327
2/28/21	13,209	13,701	14,833	13,237	13,552
3/31/21	13,637	14,016	15,167	13,620	13,989
4/30/21	13,901	14,438	15,652	13,834	14,260
5/31/21	14,275	14,908	16,021	14,137	14,601
6/30/21	13,996	14,741	15,841	13,773	14,367
7/31/21	14,183	14,852	16,007	13,798	14,567
8/31/21	14,394	15,114	16,311	14,053	14,794
9/30/21	14,051	14,675	15,730	13,686	14,427
10/31/21	14,185	15,036	15,975	13,819	14,572
11/30/21	13,494	14,336	15,254	13,056	13,873
12/31/21	14,165	15,070	15,884	13,733	14,564
1/31/22	13,694	14,342	14,700	13,438	14,074
2/28/22	13,539	14,088	14,544	13,391	13,920
3/31/22	13,620	14,179	14,525	13,315	13,993
4/30/22	12,889	13,262	13,504	12,588	13,234
5/31/22	13,043	13,361	13,470	12,702	13,388
6/30/22	11,794	12,121	12,136	11,415	12,090
7/31/22	12,192	12,725	12,835	11,868	12,513
8/31/22	11,723	12,121	12,224	11,440	12,027
9/30/22	10,361	10,987	10,878	10,166	10,626
10/31/22	10,827	11,578	11,430	10,702	11,109
11/30/22	11,969	12,882	12,622	11,798	12,300
12/31/22	12,138	12,892	12,655	12,008	12,482
1/31/23	13,031	13,936	13,747	13,023	13,405
2/28/23	12,812	13,645	13,474	12,840	13,185
3/31/23	12,843	13,984	13,620	12,697	13,213
4/30/23	13,154	14,378	13,946	13,057	13,532
5/31/23	12,504	13,770	13,330	12,291	12,850
6/30/23	12,908	14,397	13,704	12,743	13,272
7/31/23	13,564	14,862	14,402	13,522	13,950
8/31/23	13,155	14,293	13,890	13,122	13,528
9/30/23	12,770	13,805	13,345	12,820	13,129
10/31/23	12,192	13,245	12,608	12,155	12,535
11/30/23	13,243	14,475	13,876	13,191	13,639
12/31/23	13,984	15,244	14,763	13,951	14,415
1/31/24	13,890	15,331	14,664	13,902	14,322
2/29/24	13,975	15,612	14,806	13,798	14,412
3/31/24	14,490	16,125	15,296	14,386	14,938
4/30/24	14,140	15,712	14,825	14,140	14,583
5/31/24	14,667	16,321	15,384	14,756	15,126
6/30/24	14,206	16,058	14,937	14,198	14,652
7/31/24	14,923	16,529	15,563	14,918	15,406
8/31/24	15,380	17,066	16,080	15,316	15,884
9/30/24	15,713	17,224	16,433	15,598	16,234
10/31/24	14,834	16,287	15,457	14,773	15,337
11/30/24	14,850	16,195	15,598	14,818	15,359
12/31/24	14,511	15,826	15,210	14,476	15,015
1/31/25	15,106	16,658	15,830	14,996	15,645
2/28/25	15,436	16,981	16,080	15,388	15,994
3/31/25	15,756	16,913	16,135	15,621	16,306

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Fund NAV Returns	8.74%	11.11%	4.65%
MSCI EAFE Index	4.88%	11.77%	5.40%
MSCI EAFE Mid Cap Index	5.49%	10.17%	4.90%
MSCI EAFE Mid Cap Value Index	8.59%	11.84%	4.56%
WisdomTree International MidCap Dividend Index	9.16%	11.47%	5.01%

AssetsNet	$ 135,398,826
Holdings Count | Holding	596
Advisory Fees Paid, Amount	$ 770,974
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$135,398,826 # of Portfolio Holdings596 Portfolio Turnover Rate34% Investment Advisory Fees Paid$770,974
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	24.3%
Industrials	20.2%
Consumer Discretionary	9.3%
Real Estate	8.7%
Utilities	7.6%
Materials	6.8%
Communication Services	6.3%
Consumer Staples	5.8%
Energy	4.3%
Information Technology	3.2%
Other Sectors	2.7%
Other Assets and Liabilities (Net)	0.8%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Singapore Airlines Ltd.	1.0%
Banco BPM SpA	0.9%
AIB Group PLC	0.8%
Repsol SA	0.8%
Fortum OYJ	0.8%
Koninklijke KPN NV	0.7%
Mediobanca Banca di Credito Finanziario SpA	0.7%
Amundi SA	0.7%
Tryg AS	0.6%
Bouygues SA	0.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000202067
Shareholder Report [Line Items]
Fund Name	WisdomTree International Multifactor Fund
Trading Symbol	DWMF
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree International Multifactor Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International Multifactor Fund	$45	0.42%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 12.75% at net asset value (NAV) for the fiscal year ended March 31, 2025, outperforming the Fund's primary comparative benchmark, the MSCI EAFE Index, which returned 4.88% in USD terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited significantly from its exposures to Information Technology due to a combination of strong stock selection and positive allocation effects.

  Consumer Discretionary and Materials also contributed positively to performance, supported by a mix of favorable allocation and selection effects in each sector.

  Financials and Energy detracted from performance due to poor stock selection and allocation effects.

  Utilities were also a headwind, primarily due to negative allocation effects.

  The Fund benefited significantly from its exposures to Denmark, driven by strong stock selection effects.

  Australia and Italy also contributed positively to performance, supported by a mix of favorable allocation and stock selection effects.

  Germany and Hong Kong detracted from performance, each due to a combination of negative allocation and stock selection effects.

  Spain, was also a modest headwind, driven by poor stock selection.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
	WisdomTree International Multifactor Fund $	MSCI EAFE Local Currency Index $	MSCI EAFE Index $
8/10/18	10,000	10,000	10,000
8/31/18	9,996	9,972	10,073
9/30/18	10,170	10,115	10,160
10/31/18	9,646	9,454	9,351
11/30/18	9,691	9,434	9,340
12/31/18	9,258	8,882	8,886
1/31/19	9,760	9,366	9,470
2/28/19	9,993	9,692	9,712
3/31/19	10,118	9,822	9,773
4/30/19	10,384	10,153	10,048
5/31/19	9,958	9,683	9,565
6/30/19	10,267	10,096	10,132
7/31/19	10,242	10,168	10,004
8/31/19	10,026	9,922	9,745
9/30/19	10,354	10,273	10,024
10/31/19	10,475	10,445	10,384
11/30/19	10,600	10,663	10,501
12/31/19	10,733	10,806	10,842
1/31/20	10,851	10,674	10,616
2/29/20	9,943	9,812	9,656
3/31/20	8,795	8,586	8,367
4/30/20	9,330	9,052	8,908
5/31/20	9,641	9,420	9,296
6/30/20	9,813	9,668	9,612
7/31/20	9,911	9,495	9,836
8/31/20	10,241	9,884	10,342
9/30/20	10,163	9,786	10,073
10/31/20	9,792	9,403	9,671
11/30/20	10,470	10,635	11,170
12/31/20	10,654	10,897	11,690
1/31/21	10,645	10,856	11,565
2/28/21	10,474	11,140	11,825
3/31/21	10,967	11,725	12,097
4/30/21	11,127	11,873	12,460
5/31/21	11,420	12,120	12,867
6/30/21	11,462	12,287	12,722
7/31/21	11,559	12,335	12,818
8/31/21	11,787	12,613	13,044
9/30/21	11,489	12,449	12,665
10/31/21	11,547	12,720	12,977
11/30/21	11,339	12,401	12,373
12/31/21	11,802	12,935	13,006
1/31/22	11,330	12,464	12,378
2/28/22	11,170	12,192	12,159
3/31/22	11,299	12,453	12,237
4/30/22	11,138	12,280	11,446
5/31/22	11,192	12,255	11,531
6/30/22	10,616	11,477	10,461
7/31/22	10,866	12,073	10,983
8/31/22	10,630	11,798	10,461
9/30/22	9,933	11,065	9,482
10/31/22	10,390	11,655	9,992
11/30/22	11,035	12,404	11,118
12/31/22	10,946	12,030	11,127
1/31/23	11,374	12,788	12,028
2/28/23	11,360	12,867	11,777
3/31/23	11,612	12,932	12,069
4/30/23	12,006	13,226	12,409
5/31/23	11,463	13,017	11,884
6/30/23	11,848	13,486	12,425
7/31/23	12,028	13,711	12,827
8/31/23	11,810	13,459	12,336
9/30/23	11,727	13,314	11,914
10/31/23	11,479	12,867	11,431
11/30/23	11,889	13,587	12,492
12/31/23	12,116	13,974	13,156
1/31/24	12,303	14,340	13,232
2/29/24	12,279	14,774	13,474
3/31/24	12,781	15,366	13,917
4/30/24	12,699	15,231	13,561
5/31/24	12,998	15,606	14,086
6/30/24	12,837	15,519	13,859
7/31/24	13,367	15,638	14,265
8/31/24	13,842	15,708	14,729
9/30/24	13,968	15,647	14,865
10/31/24	13,400	15,398	14,057
11/30/24	13,499	15,487	13,977
12/31/24	13,427	15,550	13,659
1/31/25	13,859	16,300	14,377
2/28/25	14,217	16,455	14,656
3/31/25	14,410	16,000	14,597

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 8/10/18
Fund NAV Returns	12.75%	10.38%	5.66%
MSCI EAFE Local Currency Index	4.13%	13.26%	7.33%
MSCI EAFE Index	4.88%	11.77%	5.86%

AssetsNet	$ 31,846,500
Holdings Count | Holding	201
Advisory Fees Paid, Amount	$ 126,629
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$31,846,500 # of Portfolio Holdings201 Portfolio Turnover Rate99% Investment Advisory Fees Paid$126,629
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	20.3%
Industrials	16.0%
Consumer Staples	13.3%
Health Care	10.3%
Communication Services	10.2%
Utilities	8.5%
Consumer Discretionary	6.7%
Information Technology	4.3%
Real Estate	3.9%
Materials	3.8%
Other Sectors	1.7%
Other Assets and Liabilities (Net)	1.0%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Zurich Insurance Group AG	1.1%
ANA Holdings, Inc.	1.1%
McDonald's Holdings Co. Japan Ltd.	1.1%
Deutsche Telekom AG	1.0%
Otsuka Holdings Co. Ltd.	1.0%
Daito Trust Construction Co. Ltd.	1.0%
Oracle Corp.	1.0%
LY Corp.	1.0%
MEIJI Holdings Co. Ltd.	1.0%
Roche Holding AG	1.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000166521
Shareholder Report [Line Items]
Fund Name	WisdomTree International Quality Dividend Growth Fund
Trading Symbol	IQDG
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree International Quality Dividend Growth Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International Quality Dividend Growth Fund	$43	0.44%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned -4.70% at net asset value (NAV) for the fiscal year ended March 31, 2025, underperforming the Fund's primary comparative benchmark, the MSCI EAFE Index, which returned 4.88% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from Energy and Consumer Staples exposures due to positive stock selection effects in each.

  However, the Fund’s poor performance during the period is most attributable to its large underweight to Financials. As an indirect byproduct of its quality dividend growth methodology, the Fund is routinely heavily underweight Financials versus the MSCI EAFE Index. When Financials perform strongly, Fund performance usually struggles. During the fiscal year, Financials were the best-performing sector in the benchmark.

  The Fund’s underweight position to Financials produced deeply negative allocation and selection effects during the period.

  Materials and Information Technology also detracted from performance due to a mix of poor allocation and stock selection effects in each. An overweight position in Consumer Discretionary also detracted from performance.

  At the country level, Japan and France detracted from performance due to poor stock selection effects in both.

  Australian and Swiss exposures were additive for performance, though their impact was negligible.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
	WisdomTree International Quality Dividend Growth Fund $17,494	MSCI EAFE Index $18,925	WisdomTree International Quality Dividend Growth Index $18,047
4/7/16	$10,000	$10,000	$10,000
4/30/16	$10,294	$10,562	$10,292
5/31/16	$10,310	$10,466	$10,311
6/30/16	$9,988	$10,114	$10,016
7/31/16	$10,430	$10,627	$10,466
8/31/16	$10,215	$10,635	$10,254
9/30/16	$10,330	$10,765	$10,372
10/31/16	$9,802	$10,545	$9,838
11/30/16	$9,546	$10,335	$9,587
12/31/16	$9,726	$10,688	$9,771
1/31/17	$10,077	$10,998	$10,111
2/28/17	$10,370	$11,156	$10,418
3/31/17	$10,712	$11,463	$10,762
4/30/17	$11,241	$11,754	$11,290
5/31/17	$11,753	$12,186	$11,814
6/30/17	$11,578	$12,164	$11,642
7/31/17	$11,871	$12,515	$11,942
8/31/17	$12,023	$12,511	$12,095
9/30/17	$12,300	$12,822	$12,367
10/31/17	$12,457	$13,017	$12,524
11/30/17	$12,590	$13,153	$12,655
12/31/17	$12,780	$13,364	$12,850
1/31/18	$13,403	$14,034	$13,483
2/28/18	$12,726	$13,401	$12,806
3/31/18	$12,651	$13,160	$12,751
4/30/18	$12,696	$13,460	$12,787
5/31/18	$12,676	$13,157	$12,766
6/30/18	$12,488	$12,997	$12,598
7/31/18	$12,768	$13,317	$12,886
8/31/18	$12,605	$13,059	$12,718
9/30/18	$12,396	$13,173	$12,503
10/31/18	$11,368	$12,124	$11,476
11/30/18	$11,288	$12,109	$11,402
12/31/18	$10,602	$11,521	$10,708
1/31/19	$11,493	$12,278	$11,611
2/28/19	$11,886	$12,591	$12,011
3/31/19	$12,114	$12,671	$12,238
4/30/19	$12,440	$13,027	$12,569
5/31/19	$11,733	$12,401	$11,851
6/30/19	$12,452	$13,137	$12,599
7/31/19	$12,362	$12,970	$12,511
8/31/19	$12,148	$12,634	$12,298
9/30/19	$12,328	$12,996	$12,485
10/31/19	$12,821	$13,463	$12,986
11/30/19	$13,169	$13,615	$13,342
12/31/19	$13,773	$14,058	$13,958
1/31/20	$13,575	$13,764	$13,757
2/29/20	$12,363	$12,520	$12,527
3/31/20	$11,215	$10,849	$11,358
4/30/20	$12,073	$11,550	$12,237
5/31/20	$12,753	$12,052	$12,934
6/30/20	$13,090	$12,463	$13,283
7/31/20	$13,586	$12,753	$13,791
8/31/20	$14,170	$13,409	$14,379
9/30/20	$14,252	$13,061	$14,467
10/31/20	$13,626	$12,539	$13,833
11/30/20	$15,157	$14,483	$15,406
12/31/20	$16,065	$15,156	$16,326
1/31/21	$16,079	$14,995	$16,354
2/28/21	$16,228	$15,331	$16,476
3/31/21	$16,398	$15,684	$16,651
4/30/21	$17,183	$16,156	$17,458
5/31/21	$17,698	$16,682	$17,996
6/30/21	$17,667	$16,495	$18,002
7/31/21	$18,188	$16,619	$18,563
8/31/21	$18,282	$16,912	$18,656
9/30/21	$17,229	$16,421	$17,577
10/31/21	$17,707	$16,825	$18,080
11/30/21	$17,071	$16,042	$17,503
12/31/21	$18,054	$16,863	$18,519
1/31/22	$16,589	$16,048	$17,028
2/28/22	$16,476	$15,765	$16,874
3/31/22	$16,802	$15,866	$17,197
4/30/22	$15,433	$14,840	$15,785
5/31/22	$15,469	$14,951	$15,805
6/30/22	$13,664	$13,564	$13,960
7/31/22	$14,665	$14,239	$15,001
8/31/22	$13,678	$13,563	$13,989
9/30/22	$12,452	$12,294	$12,724
10/31/22	$12,969	$12,955	$13,258
11/30/22	$14,492	$14,415	$14,832
12/31/22	$14,417	$14,426	$14,759
1/31/23	$15,572	$15,595	$15,947
2/28/23	$15,120	$15,269	$15,490
3/31/23	$15,987	$15,648	$16,366
4/30/23	$16,571	$16,089	$16,960
5/31/23	$15,627	$15,408	$15,996
6/30/23	$16,350	$16,110	$16,741
7/31/23	$16,751	$16,631	$17,155
8/31/23	$16,178	$15,994	$16,581
9/30/23	$15,361	$15,447	$15,740
10/31/23	$14,834	$14,821	$15,197
11/30/23	$16,376	$16,197	$16,809
12/31/23	$17,423	$17,057	$17,891
1/31/24	$17,471	$17,156	$17,950
2/29/24	$17,918	$17,470	$18,431
3/31/24	$18,356	$18,044	$18,878
4/30/24	$17,573	$17,582	$18,071
5/31/24	$18,191	$18,263	$18,715
6/30/24	$18,030	$17,968	$18,561
7/31/24	$18,357	$18,495	$18,908
8/31/24	$19,102	$19,097	$19,678
9/30/24	$19,076	$19,273	$19,653
10/31/24	$17,723	$18,225	$18,284
11/30/24	$17,508	$18,122	$18,062
12/31/24	$16,954	$17,710	$17,508
1/31/25	$18,002	$18,640	$18,612
2/28/25	$18,096	$19,002	$18,703
3/31/25	$17,494	$18,925	$18,047

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 4/7/16
Fund NAV Returns	-4.70%	9.30%	6.43%
MSCI EAFE Index	4.88%	11.77%	7.36%
WisdomTree International Quality Dividend Growth Index	-4.40%	9.70%	6.79%

AssetsNet	$ 746,544,802
Holdings Count | Holding	261
Advisory Fees Paid, Amount	$ 3,801,372
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$746,544,802 # of Portfolio Holdings261 Portfolio Turnover Rate48% Investment Advisory Fees Paid$3,801,372
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Industrials	21.2%
Consumer Discretionary	17.3%
Information Technology	15.1%
Health Care	14.9%
Materials	7.9%
Energy	6.6%
Communication Services	5.9%
Consumer Staples	5.0%
Financials	4.5%
Utilities	0.7%
Other Sectors	0.1%
Other Assets and Liabilities (Net)	0.8%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

BP PLC	5.6%
Industria de Diseno Textil SA	4.2%
SAP SE	3.9%
GSK PLC	3.7%
Novo Nordisk AS	3.1%
Deutsche Post AG	2.9%
ASML Holding NV	2.8%
UBS Group AG	2.6%
Nintendo Co. Ltd.	2.5%
Imperial Brands PLC	2.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000033624
Shareholder Report [Line Items]
Fund Name	WisdomTree International SmallCap Dividend Fund
Trading Symbol	DLS
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree International SmallCap Dividend Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International SmallCap Dividend Fund	$63	0.61%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 4.94% at net asset value (NAV) for the fiscal year ended March 31, 2025, outperforming the Fund's primary comparative benchmark, the MSCI EAFE Small Cap Index, which returned 3.10% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Financials, Information Technology, and Health Care, each driven by strong stock selection effects.

  Consumer Discretionary, Materials and Communication Services all detracted from performance due to poor stock selection effects in each sector.

  The Fund benefited from its exposures to Norway and Sweden, primarily due to strong stock selection effects.

  Germany also contributed positively to performance, supported by a mix of positive allocation and selection effects.

  Australia, Italy and the United Kingdom detracted from performance due to poor stock selection effects in each country.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
	WisdomTree International SmallCap Dividend Fund $	MSCI EAFE Index $	MSCI EAFE Small Cap Index $	MSCI EAFE Small Cap Value Index $	WisdomTree International SmallCap Dividend Index $
3/31/15	10,000	10,000	10,000	10,000	10,000
4/30/15	10,540	10,408	10,459	10,447	10,544
5/31/15	10,608	10,355	10,568	10,478	10,623
6/30/15	10,310	10,062	10,434	10,321	10,345
7/31/15	10,324	10,271	10,523	10,317	10,382
8/31/15	9,797	9,515	10,061	9,848	9,863
9/30/15	9,485	9,032	9,722	9,531	9,534
10/31/15	10,045	9,738	10,303	10,092	10,092
11/30/15	10,002	9,586	10,306	9,974	10,043
12/31/15	10,112	9,457	10,381	9,993	10,150
1/31/16	9,385	8,773	9,565	9,230	9,423
2/29/16	9,388	8,613	9,554	9,239	9,442
3/31/16	10,226	9,173	10,320	9,980	10,283
4/30/16	10,427	9,439	10,557	10,300	10,481
5/31/16	10,470	9,353	10,611	10,247	10,527
6/30/16	9,835	9,039	10,051	9,673	9,914
7/31/16	10,551	9,497	10,667	10,346	10,658
8/31/16	10,569	9,504	10,604	10,379	10,675
9/30/16	10,847	9,620	10,920	10,610	10,952
10/31/16	10,648	9,424	10,610	10,440	10,751
11/30/16	10,472	9,236	10,312	10,235	10,578
12/31/16	10,820	9,552	10,608	10,581	10,936
1/31/17	11,223	9,829	10,983	10,967	11,340
2/28/17	11,488	9,969	11,229	11,203	11,607
3/31/17	11,682	10,244	11,453	11,359	11,804
4/30/17	12,121	10,505	11,944	11,782	12,242
5/31/17	12,481	10,890	12,384	12,107	12,614
6/30/17	12,557	10,871	12,381	12,189	12,732
7/31/17	13,066	11,184	12,830	12,657	13,229
8/31/17	13,108	11,180	12,936	12,707	13,252
9/30/17	13,484	11,458	13,305	13,057	13,615
10/31/17	13,671	11,632	13,529	13,162	13,791
11/30/17	13,764	11,754	13,744	13,378	13,906
12/31/17	14,169	11,943	14,110	13,785	14,335
1/31/18	14,789	12,542	14,832	14,383	14,936
2/28/18	14,221	11,976	14,306	13,819	14,380
3/31/18	13,977	11,760	14,144	13,639	14,132
4/30/18	14,141	12,029	14,336	13,921	14,293
5/31/18	13,986	11,758	14,199	13,540	14,111
6/30/18	13,530	11,615	13,923	13,248	13,701
7/31/18	13,675	11,901	14,013	13,407	13,843
8/31/18	13,455	11,671	13,901	13,216	13,638
9/30/18	13,461	11,772	13,801	13,213	13,633
10/31/18	12,294	10,835	12,472	12,113	12,435
11/30/18	12,282	10,821	12,384	11,996	12,500
12/31/18	11,521	10,296	11,586	11,281	11,714
1/31/19	12,328	10,973	12,519	12,166	12,535
2/28/19	12,594	11,252	12,800	12,362	12,825
3/31/19	12,550	11,323	12,820	12,293	12,771
4/30/19	12,882	11,642	13,207	12,580	13,123
5/31/19	12,254	11,083	12,508	11,886	12,484
6/30/19	12,630	11,740	13,039	12,401	12,956
7/31/19	12,399	11,591	12,947	12,228	12,729
8/31/19	11,951	11,291	12,627	11,975	12,294
9/30/19	12,433	11,614	12,982	12,411	12,789
10/31/19	13,031	12,032	13,572	13,011	13,440
11/30/19	13,350	12,167	13,872	13,231	13,774
12/31/19	14,068	12,563	14,478	13,800	14,524
1/31/20	13,514	12,300	14,058	13,339	13,949
2/29/20	12,044	11,188	12,680	12,005	12,429
3/31/20	9,590	9,695	10,493	9,575	9,890
4/30/20	10,484	10,321	11,584	10,406	10,858
5/31/20	11,034	10,771	12,411	10,859	11,422
6/30/20	11,147	11,138	12,580	10,974	11,540
7/31/20	11,452	11,397	13,003	11,157	11,856
8/31/20	12,227	11,983	13,973	11,998	12,676
9/30/20	12,120	11,672	13,870	11,766	12,555
10/31/20	11,781	11,206	13,387	11,378	12,217
11/30/20	13,063	12,943	15,226	13,195	13,657
12/31/20	13,895	13,545	16,265	14,093	14,535
1/31/21	13,848	13,400	16,205	14,034	14,493
2/28/21	14,242	13,701	16,634	14,646	14,903
3/31/21	14,717	14,016	16,998	15,143	15,408
4/30/21	15,255	14,438	17,681	15,685	15,984
5/31/21	15,632	14,908	18,034	16,121	16,385
6/30/21	15,376	14,741	17,736	15,668	16,114
7/31/21	15,600	14,852	18,037	15,863	16,349
8/31/21	16,013	15,114	18,557	16,260	16,772
9/30/21	15,531	14,675	17,895	15,690	16,261
10/31/21	15,635	15,036	18,176	15,850	16,392
11/30/21	14,694	14,336	17,159	14,925	15,491
12/31/21	15,516	15,070	17,908	15,728	16,343
1/31/22	14,707	14,342	16,598	15,198	15,505
2/28/22	14,600	14,088	16,387	15,089	15,415
3/31/22	14,600	14,179	16,380	15,042	15,405
4/30/22	13,802	13,262	15,256	14,223	14,562
5/31/22	13,715	13,361	15,146	14,207	14,437
6/30/22	12,528	12,121	13,483	12,707	13,185
7/31/22	13,160	12,725	14,374	13,336	13,853
8/31/22	12,680	12,121	13,737	12,830	13,358
9/30/22	11,273	10,987	12,157	11,387	11,873
10/31/22	11,540	11,578	12,672	11,938	12,173
11/30/22	12,622	12,882	13,928	13,109	13,356
12/31/22	12,822	12,892	14,077	13,371	13,574
1/31/23	13,795	13,936	15,128	14,407	14,606
2/28/23	13,623	13,645	14,800	14,175	14,426
3/31/23	13,545	13,984	14,770	13,977	14,329
4/30/23	13,830	14,378	15,067	14,316	14,631
5/31/23	13,077	13,770	14,438	13,619	13,809
6/30/23	13,503	14,397	14,855	14,088	14,261
7/31/23	14,120	14,862	15,514	14,834	14,921
8/31/23	13,690	14,293	14,997	14,378	14,460
9/30/23	13,261	13,805	14,334	13,946	14,001
10/31/23	12,591	13,245	13,492	13,257	13,297
11/30/23	13,706	14,475	14,849	14,417	14,514
12/31/23	14,796	15,244	15,930	15,427	15,670
1/31/24	14,676	15,331	15,668	15,230	15,553
2/29/24	14,703	15,612	15,727	15,127	15,580
3/31/24	15,220	16,125	16,312	15,878	16,128
4/30/24	14,961	15,712	15,828	15,572	15,850
5/31/24	15,478	16,321	16,513	16,174	16,421
6/30/24	15,009	16,058	16,012	15,568	15,937
7/31/24	15,864	16,529	16,924	16,537	16,837
8/31/24	16,162	17,066	17,259	16,802	17,164
9/30/24	16,536	17,224	17,700	17,256	17,555
10/31/24	15,465	16,287	16,590	16,187	16,438
11/30/24	15,487	16,195	16,602	16,200	16,465
12/31/24	15,275	15,826	16,220	15,841	16,246
1/31/25	15,613	16,658	16,779	16,385	16,612
2/28/25	15,751	16,981	16,729	16,530	16,768
3/31/25	15,972	16,913	16,818	16,827	17,004

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Fund NAV Returns	4.94%	10.74%	4.79%
MSCI EAFE Index	4.88%	11.77%	5.40%
MSCI EAFE Small Cap Index	3.10%	9.89%	5.34%
MSCI EAFE Small Cap Value Index	5.97%	11.94%	5.34%
WisdomTree International SmallCap Dividend Index	5.44%	11.45%	5.45%

AssetsNet	$ 895,807,500
Holdings Count | Holding	1,001
Advisory Fees Paid, Amount	$ 5,697,403
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$895,807,500 # of Portfolio Holdings1,001 Portfolio Turnover Rate41% Investment Advisory Fees Paid$5,697,403
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Industrials	24.8%
Financials	14.9%
Consumer Discretionary	13.8%
Materials	10.0%
Consumer Staples	7.9%
Information Technology	7.8%
Real Estate	5.9%
Communication Services	4.4%
Health Care	4.0%
Energy	3.4%
Other Sectors	2.1%
Other Assets and Liabilities (Net)	1.0%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Sydbank AS	0.9%
Coface SA	0.6%
Suedzucker AG	0.6%
Cofinimmo SA	0.5%
Hoegh Autoliners ASA	0.5%
Plus500 Ltd.	0.5%
TP ICAP Group PLC	0.5%
Spar Nord Bank AS	0.5%
VTech Holdings Ltd.	0.5%
Mandatum OYJ	0.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000033620
Shareholder Report [Line Items]
Fund Name	WisdomTree Japan SmallCap Dividend Fund
Trading Symbol	DFJ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Japan SmallCap Dividend Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Japan SmallCap Dividend Fund	$59	0.58%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 2.74% at net asset value (NAV) for the fiscal year ended March 31, 2025, underperforming the Fund's primary comparative benchmark, the MSCI Japan Small Cap Index, which returned 3.11% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Financials, Information Technology and Health Care, primarily due to strong stock selection effects.

  Materials, Communication Services and Consumer Discretionary all detracted from performance due to poor stock selection effects.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
	WisdomTree Japan SmallCap Dividend Fund $	MSCI Japan Index $	MSCI Japan Small Cap Index $	WisdomTree Japan SmallCap Dividend Index $
3/31/15	10,000	10,000	10,000	10,000
4/30/15	10,255	10,354	10,187	10,247
5/31/15	10,411	10,489	10,308	10,389
6/30/15	10,528	10,309	10,458	10,507
7/31/15	10,543	10,358	10,418	10,520
8/31/15	10,241	9,756	10,061	10,222
9/30/15	9,830	9,092	9,700	9,800
10/31/15	10,509	10,010	10,347	10,474
11/30/15	10,578	9,910	10,479	10,566
12/31/15	10,669	9,942	10,565	10,669
1/31/16	9,976	9,124	9,893	9,976
2/29/16	9,737	8,874	9,791	9,746
3/31/16	10,352	9,294	10,402	10,348
4/30/16	10,755	9,726	10,854	10,757
5/31/16	10,710	9,625	10,857	10,726
6/30/16	10,493	9,388	10,792	10,497
7/31/16	11,286	9,996	11,371	11,317
8/31/16	11,067	10,034	10,969	11,117
9/30/16	11,558	10,195	11,560	11,609
10/31/16	11,902	10,329	11,714	11,974
11/30/16	11,585	10,080	11,163	11,672
12/31/16	11,847	10,178	11,365	11,943
1/31/17	12,337	10,557	11,795	12,444
2/28/17	12,758	10,675	12,157	12,889
3/31/17	12,674	10,636	12,135	12,795
4/30/17	12,903	10,747	12,342	13,037
5/31/17	13,229	11,070	12,796	13,383
6/30/17	13,463	11,188	12,916	13,622
7/31/17	13,842	11,414	13,261	14,027
8/31/17	14,057	11,408	13,508	14,241
9/30/17	14,390	11,632	13,722	14,567
10/31/17	14,862	12,168	14,192	15,058
11/30/17	15,266	12,532	14,691	15,497
12/31/17	15,593	12,619	14,918	15,855
1/31/18	16,196	13,198	15,550	16,474
2/28/18	16,026	12,999	15,362	16,322
3/31/18	15,554	12,725	15,230	16,005
4/30/18	15,797	12,809	15,251	16,133
5/31/18	15,659	12,683	15,216	15,997
6/30/18	15,135	12,364	14,750	15,509
7/31/18	15,120	12,413	14,623	15,526
8/31/18	14,905	12,441	14,529	15,324
9/30/18	15,137	12,819	14,731	15,549
10/31/18	13,784	11,735	13,338	14,160
11/30/18	14,030	11,781	13,700	14,440
12/31/18	12,845	10,994	12,532	13,230
1/31/19	13,451	11,665	13,218	13,872
2/28/19	13,547	11,661	13,367	13,975
3/31/19	13,439	11,727	13,423	13,839
4/30/19	13,506	11,890	13,540	13,922
5/31/19	12,833	11,419	12,989	13,210
6/30/19	13,209	11,846	13,306	13,628
7/31/19	13,303	11,863	13,477	13,729
8/31/19	13,009	11,742	13,347	13,414
9/30/19	13,626	12,217	13,831	14,046
10/31/19	14,554	12,810	14,580	15,012
11/30/19	14,654	12,882	14,702	15,120
12/31/19	15,031	13,150	14,957	15,515
1/31/20	14,372	12,971	14,454	14,839
2/29/20	12,643	11,785	12,737	13,056
3/31/20	11,847	10,943	11,931	12,215
4/30/20	12,481	11,533	12,656	12,895
5/31/20	13,309	12,216	13,625	13,760
6/30/20	13,086	12,214	13,457	13,552
7/31/20	12,654	12,020	13,094	13,106
8/31/20	13,674	12,935	14,137	14,162
9/30/20	14,231	13,061	14,738	14,746
10/31/20	13,873	12,853	14,367	14,368
11/30/20	14,416	14,458	15,267	14,938
12/31/20	15,022	15,055	15,921	15,579
1/31/21	14,897	14,904	15,801	15,457
2/28/21	15,020	15,130	15,874	15,587
3/31/21	15,788	15,291	16,464	16,371
4/30/21	15,441	15,058	16,269	16,016
5/31/21	15,501	15,292	16,153	15,953
6/30/21	15,468	15,248	16,312	16,058
7/31/21	15,583	15,055	16,237	16,175
8/31/21	15,952	15,517	16,691	16,563
9/30/21	16,158	15,944	16,870	16,765
10/31/21	15,548	15,407	16,261	16,134
11/30/21	14,573	15,028	15,286	15,127
12/31/21	15,099	15,312	15,558	15,676
1/31/22	14,618	14,535	14,731	15,184
2/28/22	14,931	14,373	14,961	15,523
3/31/22	14,111	14,301	14,444	14,644
4/30/22	13,169	13,042	13,354	13,662
5/31/22	13,287	13,255	13,463	13,788
6/30/22	12,754	12,209	12,804	13,237
7/31/22	13,368	12,905	13,455	13,882
8/31/22	13,098	12,575	13,194	13,607
9/30/22	12,247	11,272	12,221	12,710
10/31/22	12,211	11,606	12,212	12,680
11/30/22	13,303	12,730	13,318	13,830
12/31/22	13,793	12,763	13,684	14,352
1/31/23	14,470	13,557	14,225	15,064
2/28/23	14,185	13,036	13,797	14,775
3/31/23	14,622	13,553	14,238	15,221
4/30/23	14,618	13,603	14,339	15,225
5/31/23	14,243	13,856	14,093	14,847
6/30/23	14,716	14,423	14,410	15,348
7/31/23	15,485	14,859	14,997	16,157
8/31/23	15,501	14,499	14,893	16,178
9/30/23	15,332	14,194	14,434	15,986
10/31/23	14,846	13,555	13,842	15,484
11/30/23	15,821	14,714	14,742	16,513
12/31/23	16,773	15,357	15,508	17,515
1/31/24	16,947	16,066	15,583	17,709
2/29/24	17,045	16,547	15,717	17,816
3/31/24	17,610	17,047	16,287	18,393
4/30/24	16,873	16,219	15,511	17,626
5/31/24	17,006	16,437	15,578	17,761
6/30/24	16,874	16,319	15,347	17,630
7/31/24	18,126	17,266	16,621	18,953
8/31/24	17,966	17,353	16,772	18,798
9/30/24	18,275	17,253	17,209	19,105
10/31/24	17,182	16,581	16,222	17,964
11/30/24	17,519	16,690	16,426	18,314
12/31/24	17,315	16,633	16,186	18,103
1/31/25	17,489	16,893	16,486	18,294
2/28/25	17,547	16,664	16,412	18,361
3/31/25	18,092	16,688	16,794	18,911

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Fund NAV Returns	2.74%	8.84%	6.11%
MSCI Japan Index	-2.10%	8.81%	5.25%
MSCI Japan Small Cap Index	3.11%	7.08%	5.32%
WisdomTree Japan SmallCap Dividend Index	2.82%	9.14%	6.58%

AssetsNet	$ 252,616,989
Holdings Count | Holding	772
Advisory Fees Paid, Amount	$ 1,398,990
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$252,616,989 # of Portfolio Holdings772 Portfolio Turnover Rate29% Investment Advisory Fees Paid$1,398,990
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Industrials	24.7%
Consumer Discretionary	17.9%
Materials	14.1%
Information Technology	10.8%
Consumer Staples	9.6%
Financials	9.4%
Health Care	4.1%
Real Estate	3.0%
Communication Services	2.0%
Utilities	1.5%
Other Sectors	1.2%
Other Assets and Liabilities (Net)	1.7%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Toyo Tire Corp.	0.7%
Amano Corp.	0.5%
Matsui Securities Co. Ltd.	0.5%
Nippon Gas Co. Ltd.	0.5%
MEITEC Group Holdings, Inc.	0.5%
Toyoda Gosei Co. Ltd.	0.5%
Hirogin Holdings, Inc.	0.4%
Kokuyo Co. Ltd.	0.4%
EXEO Group, Inc.	0.4%
Financial Partners Group Co. Ltd.	0.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory